Stock-based Compensation - Summary of Estimated Grant Date Fair Value of the Company's Options (Parenthetical) (Detail) - November 2024 Modification [Member] - Performance Shares [Member]		3 Months Ended
		Sep. 30, 2023	Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	[1]	3 years 2 months 12 days	3 years 2 months 12 days
Volatility [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity		1 year 1 month 6 days	1 year 1 month 6 days
Volatility [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity		3 years 2 months 12 days	3 years 2 months 12 days
Risk-free rate [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity		3 years 2 months 12 days	3 years 2 months 12 days

[1]	Based on contractual terms